Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Details)	3 Months Ended
	Mar. 31, 2020 $ / shares	Feb. 29, 2020 ₨ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred stock, par value | ₨ / shares		₨ 10.0
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Short term investments maturity term	4 months
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Short term investments maturity term	12 months